United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4314

(Investment Company Act File Number)

Intermediate Municipal Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 05/31/2013

Date of Reporting Period: Quarter ended 08/31/2012

Item 1. Schedule of Investments

Federated Intermediate Municipal Trust
Portfolio of Investments
August 31, 2012 (unaudited)
Principal Amount		Value
	MUNICIPAL BONDS—97.8%
	Alabama—0.8%
$930,000	Mobile, AL IDB, PCRBs (Series 2007A), 1.65% TOBs (Alabama Power Co.), Mandatory Tender 3/20/2017	$946,163
	Arizona—1.8%
2,000,000	Tempe, AZ IDA, Excise Tax Revenue Bonds, 5.25% (AMBAC INS)/(United States Treasury PRF 7/1/2014@100), 7/1/2017	2,182,400
	Arkansas—1.8%
1,000,000	Independence County, AR, PCR Refunding Bonds (Series 2005), 5.00% (Entergy Arkansas, Inc.), 1/1/2021	1,001,630
1,000,000	University of Arkansas, Revenue Bonds, 5.00% (National Public Finance Guarantee Corporation INS), 3/1/2016	1,147,180
	TOTAL	2,148,810
	California—7.0%
1,020,000	California State Public Works Board, Department of Corrections and Rehabilitation Lease Revenue Refunding Bonds (2006 Series F: Soledad II), 5.25% (FGIC and National Public Finance Guarantee Corporation INS), 11/1/2019	1,226,020
1,000,000	La Canada, CA USDT, UT GO (Series A), 5.50% (National Public Finance Guarantee Corporation INS)/(United States Treasury PRF 8/1/2014 @100), 8/1/2024	1,099,550
2,000,000	Sacramento, CA Municipal Utility District, Electric Revenue Refunding Bonds (Series 2012Y), 5.00%, 8/15/2025	2,447,120
3,000,000	San Francisco, CA City & County Airport Commission, Second Series Revenue Bonds (Series 2009E), 5.50%, 5/1/2025	3,591,540
	TOTAL	8,364,230
	Colorado—3.9%
1,000,000	Colorado Health Facilities Authority, Revenue Refunding Bonds (Series 2012B), 5.00% (Covenant Retirement Communities, Inc.), 12/1/2023	1,084,580
1,355,000	Denver (City & County), CO, Airport System Revenue Bonds (Series 2010A), 5.00% (Denver, CO City & County Airport Authority), 11/15/2022	1,593,968
1,000,000	Douglas County, CO School District, UT GO Bonds, 5.75% (United States Treasury PRF 12/15/2014@100), 12/15/2021	1,120,860
750,000	University of Colorado, University Enterprise Revenue Bonds (Series 2011A), 5.00%, 6/1/2024	912,495
	TOTAL	4,711,903
	Connecticut—5.3%
2,000,000	Connecticut State HFA, Housing Mortgage Finance Program Bonds (SubSeries 2012C), 3.25%, 11/15/2027	2,035,080
3,685,000	Connecticut State, GO Bonds (Series 2008A), 5.00%, 4/15/2016	4,259,786
	TOTAL	6,294,866
	Florida—5.7%
1,000,000	Florida Higher Educational Facilities Financing Authority, Revenue Refunding Bonds (Series 2012A), 5.00% (Nova Southeastern University), 4/1/2027	1,092,660
1,000,000	Jacksonville, FL Sales Tax, Refunding Revenue Bonds (Series 2012), 5.00%, 10/1/2020	1,192,010
1,000,000	Miami-Dade County, FL Aviation, Revenue Bonds (Series 2010B), 5.00%, 10/1/2030	1,124,260
2,135,000	Orlando, FL, Senior Tourist Development Tax Revenue Bonds (Series 2008A), 5.25% (6th Cent Contract Payments)/(Assured Guaranty Corp. INS), 11/1/2019	2,380,119
1,010,000	Volusia County, FL School Board, COPs (Series A), 5.00% (United States Treasury PRF 8/1/2015@100), 8/1/2019	1,092,669
	TOTAL	6,881,718
	Georgia—3.4%
350,000	Atlanta, GA Airport General Revenue, Revenue Bonds (Series 2012B), 5.00%, 1/1/2020	423,668
1,000,000	Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 6.00%, 11/1/2019	1,283,580
2,000,000	Municipal Electric Authority of Georgia, General Resolution Subordinated Bonds (Series 2008A), 5.25%, 1/1/2018	2,384,120
	TOTAL	4,091,368
	Hawaii—0.9%
1,000,000	Hawaii State Department of Budget & Finance, Special Purpose Senior Living Revenue Refunding Bonds (Series 2012), 5.00% (Kahala Nui), 11/15/2027	1,057,360
	Illinois—6.4%
1,000,000	Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2010F), 5.25%, 1/1/2022	1,182,450
625,000	Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2011B), 5.00%, 1/1/2018	732,856
2,000,000	Illinois State Sales Tax, Sales Tax Revenue Bonds (Junior Obligation Series June 2010), 5.00%, 6/15/2015	2,246,440

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Illinois—continued
$2,000,000	Illinois State, UT GO Bonds, 5.50%, 8/1/2018	$2,376,820
1,000,000	Railsplitter Tobacco Settlement Authority, IL, Tobacco Settlement Revenue Bonds (Series 2010), 5.25% (Original Issue Yield: 5.32%), 6/1/2020	1,170,950
	TOTAL	7,709,516
	Indiana—1.9%
2,000,000	Whiting, IN Environmental Facilities, Revenue Bonds (Series 2009), 5.00% (BP PLC), 1/1/2016	2,251,780
	Kentucky—1.1%
1,000,000	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds (Series 2012A), 5.00%, 7/1/2022	1,249,860
	Louisiana—1.9%
1,400,000	Louisiana State Citizens Property Insurance Corp., Revenue Bonds (Series 2006B), 5.00% (AMBAC INS), 6/1/2018	1,553,426
705,000	St. Charles Parish, LA Gulf Opportunity Zone, Revenue Bonds (Series 2010), 4.00% TOBs (Valero Energy Corp.), Mandatory Tender 6/1/2022	756,479
	TOTAL	2,309,905
	Maryland—2.0%
2,000,000	Maryland State, UT GO Bonds (Second Series 2008), 5.00%, 7/15/2019	2,432,820
	Massachusetts—3.8%
2,000,000	Commonwealth of Massachusetts, UT GO Bonds (Consolidated Loan of 2011), 5.00%, 8/1/2014	2,177,580
2,000,000	Commonwealth of Massachusetts, UT GO Bonds (Series 2010B), 5.00%, 6/1/2017	2,394,020
	TOTAL	4,571,600
	Minnesota—0.8%
725,000	University of Minnesota, GO Bonds (Series 2011A), 5.00%, 12/1/2021	903,872
	Nebraska—0.5%
500,000	Nebraska Public Power District, General Revenue Bonds (Series 2012A), 4.00%, 1/1/2020	575,985
	Nevada—0.9%
1,100,000	Clark County, NV, IDRB (Series 2003C), 5.45% TOBs (Southwest Gas Corp.), Mandatory Tender 3/1/2013	1,122,220
	New Jersey—5.4%
2,000,000	New Jersey EDA, (NJ Dedicated Cigarette Excise Tax), Cigarette Tax Revenue Refunding Bonds (Series 2012), 5.000% 6/15/2020	2,310,620
1,000,000	New Jersey EDA, School Facilities Construction Refunding Revenue Bonds (Series 2008W), 5.00% (New Jersey State), 3/1/2018	1,188,010
2,500,000	New Jersey Turnpike Authority, Revenue Bonds (Series 2009H), 5.00%, 1/1/2020	3,004,950
	TOTAL	6,503,580
	New Mexico—1.0%
1,000,000	University of New Mexico, Revenue Bonds (Series A), 5.00% (Assured Guaranty Municipal Corp. INS), 6/1/2021	1,153,560
	New York—9.6%
650,000	Brooklyn Arena Local Development Corporation, NY, Pilot Revenue Bonds (Series 2008), 5.75%, 7/15/2018	749,339
2,000,000	Metropolitan Transportation Authority, NY, Revenue Bonds (Series 2012B), 5.00% (MTA Transportation Revenue), 11/15/2022	2,452,100
2,000,000	New York City, NY, UT GO Bonds (Series 2011I, Subseries I-1), 5.00%, 8/1/2017	2,397,540
1,000,000	New York State HFA, Revenue Bonds (Series A), 5.00% (New York State Personal Income Tax Revenue Bond Fund), 9/15/2023	1,123,010
2,000,000	New York State Thruway Authority, General Revenue Bonds (Series 2012I), 5.00% (New York State Thruway Authority—General Revenue ), 1/1/2022	2,443,660
1,000,000	New York State Thruway Authority, Revenue Bonds (Series 2011A), 5.00% (New York State Thruway Authority—Dedicated Highway & Bridge Trust Fund), 4/1/2024	1,211,370
1,000,000	Suffolk County, NY EDC, Revenue Bonds (Series 2011), 5.00% (Catholic Health Services of Long Island Obligated Group), 7/1/2021	1,175,780
	TOTAL	11,552,799
	North Carolina—1.1%
1,195,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds (Series 2012A), 5.00% (Vidant Health), 6/1/2025	1,369,458
	Ohio—6.6%
1,150,000	American Municipal Power-Ohio, Inc., Revenue Bonds (Series 2008A), 5.00% (American Municipal Power, Prairie State Energy Campus Project), 2/15/2016	1,305,434
2,000,000	Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2009-C), 5.625% (FirstEnergy Solutions Corp.), 6/1/2018	2,321,560
1,555,000	Ohio State Building Authority, State Facilities Refunding Revenue Bonds (Series 2010D), 5.00%, 10/1/2024	1,804,811

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Ohio—continued
$2,000,000	Ohio State, Infrastructure Improvement GO Bonds (Series 2011A), 5.25%, 9/1/2023	$2,463,860
	TOTAL	7,895,665
	Pennsylvania—8.2%
1,555,000	Allegheny County, PA HDA, Hospital Revenue Bonds (Series 2008A), 5.00% (UPMC Health System), 6/15/2018	1,842,566
1,000,000	Palm Beach County, FL Health Facilities Authority, Retirement Communities Revenue Refunding Bonds (Series 2012), 5.00% (ACTS Retirement Life Communities, Inc), 11/15/2022	1,113,250
2,000,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series AL), 5.00% (State System of Higher Education, Commonwealth of PA), 6/15/2020	2,465,100
1,490,000	Pennsylvania State Turnpike Commission-Motor License Fund Enhanced, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue Bonds (Series 2011A), 6.00%, 12/1/2036	1,832,819
1,150,000	Pennsylvania State University, Revenue Bonds, 5.00%, 3/1/2021	1,384,290
1,000,000	Philadelphia, PA Water & Wastewater System, Water and Wastewater Revenue Bonds (Series 2009A), 5.25%, 1/1/2023	1,162,660
	TOTAL	9,800,685
	Puerto Rico—1.8%
1,000,000	Puerto Rico Electric Power Authority, Power Revenue Bonds (Series 2012A), 5.00%, 7/1/2029	1,068,000
1,000,000	Puerto Rico Public Building Authority, Revenue Bonds (Series I), 5.50% (United States Treasury PRF 7/1/2014@100), 7/1/2023	1,092,670
	TOTAL	2,160,670
	South Carolina—1.9%
2,000,000	Lexington County, SC Health Services District, Inc., Revenue Refunding Bonds, 5.00%, 11/1/2026	2,308,360
	Tennessee—2.0%
565,000	Metropolitan Government Nashville & Davidson County, TN Water & Sewer, Subordinate Lien Water & Sewer Revenue Refunding Bonds (Series 2012), 5.00%, 7/1/2019	687,029
1,500,000	Tennessee Energy Acquisition Corp., Gas Revenue Bonds (Series 2006A), 5.25% (Goldman Sachs & Co. GTD), 9/1/2021	1,646,535
	TOTAL	2,333,564
	Texas—5.4%
1,000,000	Clifton Higher Education Finance Corporation, TX, Education Revenue Bonds (Series 2012), 5.00% (Idea Public Schools), 8/15/2032	1,070,410
2,000,000	Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding Bonds (Series 2012B), 5.00%, 11/1/2020	2,431,620
1,000,000	North Texas Tollway Authority, Revenue Refunding Bonds (Series A), 6.00%, 1/1/2023	1,184,680
1,640,000	Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Senior Lien Revenue Bonds (Series 2008D), 5.625% (Merrill Lynch & Co., Inc. GTD)/(Original Issue Yield: 6.015%), 12/15/2017	1,832,192
	TOTAL	6,518,902
	Utah—2.9%
1,000,000	Intermountain Power Agency, UT, Subordinated Power Supply Revenue Refunding Bonds (Series 2008A), 5.25%, 7/1/2020	1,039,660
2,000,000	Utah Associated Municipal Power Systems, Refunding Revenue Bonds (Series 2012), 5.00% (Payson Power), 4/1/2020	2,395,000
	TOTAL	3,434,660
	Virginia—2.0%
2,000,000	Roanoke, VA EDA, Hospital Revenue Bonds (Series 2012), 5.00% (Carilion Health System Obligated Group), 7/1/2021	2,368,780
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $109,237,359)	117,207,059
	SHORT-TERM MUNICIPALS—3.1%[1]
	New York—2.3%
2,800,000	New York City, NY, (Fiscal 2006 Series E-2) Daily VRDNs (Bank of America N.A. LOC), 0.200%, 9/3/2012	2,800,000
	Texas—0.8%
900,000	Harris County, TX HFDC, (Series 2007B) Daily VRDNs (Baylor College of Medicine)/(JPMorgan Chase Bank, N.A. LOC), 0.180%, 9/3/2012	900,000
	TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $3,700,000)	3,700,000
	TOTAL MUNICIPAL INVESTMENTS—100.9% (IDENTIFIED COST $112,937,359)[2]	120,907,059
	OTHER ASSETS AND LIABILITIES - NET—(0.9)%[3]	(1,073,540)
	TOTAL NET ASSETS—100%	$119,833,519

At August 31, 2012, the Fund had the following open futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[4]United States Treasury Notes, 10-Year Short Futures	25	$3,342,969	December 2012	$(30,063)
The average notional value of short futures contracts held by the Fund throughout the period was $3,348,047. This is based on amounts held as of each month-end throughout the period.
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
At August 31, 2012, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).
1	Current rate and next reset date show for Variable Rate Demand Notes.
2	At August 31, 2012, the cost of investments for federal tax purposes was $112,937,359. The net unrealized appreciation of investments for federal tax purposes excluding futures contracts was $7,969,700. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,988,030 and net unrealized depreciation from investments for those securities having an excess of cost over value of $18,330.
3	Assets, other than investments in securities, less liabilities.
4	Non-income producing security.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2012.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), while approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, municipal mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2012, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Municipal Bonds	$—	$117,207,059	$—	$117,207,059
Short-Term Municipals	—	3,700,000	—	3,700,000
TOTAL SECURITIES	$—	$120,907,059	$—	$120,907,059
OTHER FINANCIAL INSTRUMENTS*	$(30,063)	$—	$—	$(30,063)
*	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
AMBAC	—American Municipal Bond Assurance Corporation
COPs	—Certificates of Participation
EDA	—Economic Development Authority
EDC	—Economic Development Corporation
FGIC	—Financial Guaranty Insurance Company
GO	—General Obligation
GTD	—Guaranteed
HDA	—Hospital Development Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDRB	—Industrial Development Revenue Bond
INS	—Insured
LOC	—Letter of Credit
PCR	—Pollution Control Revenue
PCRBs	—Pollution Control Revenue Bonds
PRF	—Pre-refunded
TOBs	—Tender Option Bonds
USDT	—Unified School District
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Intermediate Municipal Trust

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date October 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date October 23, 2012

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date October 23, 2012